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February 23, 1996



Securities and Exchange Commission
Attention:  Filing Desk, Stop 1-4
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

RE:  Rule 24f-2 Notice for
     IDS Life Variable Life Separate Account
     File No. 811-4298 (2-97637/33-11165)

Commissioners:

[i] In accordance with the provisions of Rule 24f-2, IDS Life Variable Life Separate Account hereby files its Rule 24f-2 Notice for the fiscal year ended December 31, 1995
      ("Fiscal Year").

[ii]  Amount of securities registered other
      than under 24f-2 which were unsold at
      the beginning of the fiscal year.               $          0

[iii] Amount of securities registered during
      the fiscal year other than under 24f-2.**       $          0

[iv]  Amount of securities sold during the
      fiscal year.                                    $132,838,000*

[v]   Amount of securities sold pursuant to 24f-2.    $132,838,000

[vi]  Fee $132,838,000   /   2900         equals      $  45,806.21

*    Sales of $241,631,000 minus redemptions of $108,793,000

Enclosed please find an opinion of counsel.

If there are any questions, please contact the undersigned.

Very truly yours,

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT



Mary Ellyn Minenko
Counsel
(612) 671-3678

MEM/HSB/rdh

Enclosures